                               [LOGO] BB&T FUNDS


                               Semi-Annual Report


                               Equity Index Fund



                                  Class A Shares
                                  Class B Shares
                                  Class C Shares

                                 JUNE 30, 2001

Message From the Investment Advisor

Dear Shareholders:

We are pleased to send you the BB&T Equity Index Fund semiannual report for the six-months ended June 30, 2001, a period when stocks struggled to regain their balance.

Perhaps the most significant piece of economic news was the Federal Reserve Board's (the "Fed") decision to begin an aggressive campaign of easing monetary policy. On January 3, the Fed unexpectedly lowered the federal funds rate--the rate banks charge one another for overnight loans--by 50 basis points, or one-half of one percent. The Fed followed the January rate cut with five more easings, the last coming just three days before the end of our reporting period. All told, the six rate cuts lowered the fed funds rate from 6.50 percent at the end of 2000 down to just 3.75 percent--a sizable overall reduction for such a relatively short period of time.

Somewhat surprisingly, the Fed's actions have not fully reversed the economy's gradual, yet persistent, slowing trend. While we do not believe the economy is in a full-blown recession, manufacturing data has slowed and earnings in nearly every sector are in a decline. As we enter the second half of 2001, this is our analysis of the U.S. economy:

 . Corporate profits continue to be extremely weak. Earnings growth is what drives stock prices higher, so we are concerned that profits remain in the doldrums. However, we do see signs of stabilization in some economic data. It is possible that a recovery has begun; though, this will not be apparent for months.

 . Consumers must not lose heart. In our opinion, consumer spending and the strong housing market have kept the U.S. out of recession. Continued spending is necessary if we are to ride out this economic trough without further damage.

 . Low unemployment is essential. An extension of the last point is that consumers usually maintain a healthy level of spending as long as they feel confident about their own financial circumstances. We feel if the job market remains in good shape, we should avoid a "hard landing."

 . Inflation is still not an immediate threat. Inflation, especially at the core level, appears contained. If inflation remains that way, orchestrating an economic recovery will be a much easier task.

 . The Federal Reserve is at, or near, the end of this easing cycle. As noted above, the Fed has lowered short-term interest rates six times this year. We believe there is little room left for additional rate cuts.

There is no denying that the stock market's recent performance has been disappointing. Still, we are cautiously optimistic about the months ahead. There are signs that the economy could turn around later this year, and if so, we believe the stock market--whose moves historically have presaged economy activity--could stage a recovery even earlier.

In times such as these, we recommend that shareholders take the opportunity to review their investment strategy and adjust their portfolios, if appropriate, to take advantage of market opportunities.

As always, we thank you for your continued support and look forward to serving your investment needs.
 Past Performance is not indicative of future results.

 This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Funds are distributed by BISYS Fund Services LP. The BB&T Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

 The BB&T Equity Index Fund



Portfolio Manager

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors, N.A. (S&P 500(R) Index Master Portfolio)
BB&T Asset Management, LLC (BB&T Equity Index Fund)

Unlike with many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500 Index.

Portfolio Managers' Perspective
"Investing in an index fund such as ours is based on the conviction that it's very difficult, if not nearly impossible, to "beat the market' on a consistent basis. Instead, our approach is to take advantage of the stock market's long-term growth potential, while controlling costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most investors' asset allocation strategies."

The BB&T Equity Index Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Stock Index. The Fund employs a two-tier structure, commonly referred to as "master-feeder." The BB&T Equity Index Fund (the "Feeder Fund") invests all of its investable assets in the S&P 500(R) Index Master portfolio+ ("Master Portfolio"). For simplicity sake, all discussion of the Fund's investment objective, strategies, risks and holdings refer also to the Master Portfolio's objectives, strategies, risks, and holdings unless otherwise indicated.

During the six-months ended June 30, 2001, the Fund produced a -6.91% return (Class A Shares without sales charge)./1/ The Fund's benchmark the S&P 500(R) Stock Index/2/ (the "S&P 500") produced a -6.69% return for the same period.

The Fund's results reflected the decline of the broad market

The Fund is expected to perform quite similarly to its index. Consequently, with the S&P 500 falling during the six months ended June 30, the Fund lost roughly the equivalent amount. The technology sector attempted to recover from its precipitous fall in 2000, but ended up posting a significant decline for the period as a whole; this negative performance weighed heavily on the index and the Fund.

In response to volatile equity markets, weak corporate revenues, and poor economic indicators, the Federal Reserve Board (the "Fed") took aggressive action in the first half of the year. The Fed lowered short-term interest rates six times in six months in an attempt to revive the sluggish economy and keep recession at bay. By the end of June, the federal funds rate stood at 3.75%, its lowest level in more than seven years and 2.75% below its January 2001 level. During the first quarter, the moves appeared to do little to stem the tide of earnings warnings and job cuts, particularly from the technology sector. Markets languished, turning in historically low first quarter performance numbers.

By April, however, some encouraging economic indicators began to point to the prospect of a healthy economy. However, positive economic news was countered by discouraging reports of high unemployment numbers. The federal government also contributed a positive note with a tax cut that might help to stimulate the economy. While economic indicators remained mixed in the second quarter, many investors became more cautiously optimistic. By the end of the first half of 2001, equity markets had rebounded enough to offset some of the losses of the first few months of the year, although not enough to bring performance numbers back into positive territory.

Going forward, we continue to closely resemble movements in the S&P 500 itself. On a positive note, we would like to point out that for many decades, the stock market (as represented by the S&P 500(R) Stock Index) has historically outperformed other major asset classes over time. If this long-term trend should continue, we would anticipate the Fund, and its shareholders, to benefit.

The Fund's top five holdings for the Master Portfolio were General Electric Co. (4.4% of the Fund's net assets), Microsoft Corp. (3.5%), Exxon Mobil Corp. (2.7%), Citigroup, Inc. (2.4%) and Pfizer, Inc. (2.3%).*
+ "S&P" 500 is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

/1/ With the maximum sales charge of 5.75% the Fund's six month return as of June 30, 2001 was -12.26%.

/2/The S&P 500 Stock Index is an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. In-vestors cannot invest directly in an index, although they can invest in the underlying securities.

*  The composition of the Fund's holdings is subject to change.

BB&T FUNDS
Equity Index Fund

 Statement of Assets and Liabilities

                                                      June 30, 2001 (Unaudited)

Assets:
Investment in S&P 500 Index Master Portfolio, at value (Note 1)...  $39,694,256
Receivable for capital shares issued..............................      191,145
Prepaid expenses and other........................................        5,226
                                                                    -----------
 Total Assets.....................................................   39,890,627
                                                                    -----------
Liabilities:
Payable for capital shares redeemed...............................      133,376
Accrued expenses and other payables:
 Distribution fees................................................       10,055
                                                                    -----------
 Total Liabilities................................................      143,431
                                                                    -----------
Net Assets:
Capital stock (par value and paid-in capital).....................   45,059,014
Undistributed net investment income...............................      108,390
Accumulated undistributed net realized gains on investments.......      356,636
Net unrealized depreciation on investments........................   (5,776,844)
                                                                    -----------
Net Assets........................................................  $39,747,196
                                                                    ===========
Net Assets
 Class A..........................................................  $34,864,246
 Class B..........................................................    4,881,970
 Class C..........................................................          980
                                                                    -----------
 Total............................................................  $39,747,196
                                                                    ===========
Outstanding units of beneficial interests (shares)
 Class A..........................................................    4,242,477
 Class B..........................................................      599,839
 Class C..........................................................          120
                                                                    -----------
 Total............................................................    4,842,436
                                                                    ===========
Net asset value
 Class A -- redemption price per share............................  $      8.22
 Class B -- offering price per share*.............................         8.14
 Class C -- offering price per share*.............................         8.17
                                                                    ===========
Maximum Sales Charge -- Class A...................................         5.75%
                                                                    ===========
Maximum Offering Price (100%/(100% -- Maximum Sales Charge) of net
 asset value adjusted to the nearest cent) per share -- Class A...  $      8.72
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                             For the Six Months Ended June 30, 2001 (Unaudited)

Net Investment Income Allocated from Master Portfolio:
Interest income................................................... $    26,066
Dividend income...................................................     184,226
Expenses..........................................................      (8,520)
                                                                   -----------
 Net Investment Income Allocated from Master Portfolio............     201,772
                                                                   -----------
Expenses:
Administration and transfer agent fees (Note 3)...................      37,535
Distribution fees -- Class A......................................      78,921
Distribution fees -- Class B......................................      12,474
Distribution fees -- Class C......................................           2
Fund accounting fees..............................................      12,803
Custodian fees....................................................         423
Audit fees........................................................       6,866
Other.............................................................      22,487
                                                                   -----------
 Gross expenses...................................................     171,511
 Expenses waived..................................................     (77,030)
                                                                   -----------
 Total Expenses...................................................      94,481
                                                                   -----------
Net Investment Income.............................................     107,291
                                                                   -----------
Realized/Unrealized Gains Allocated from Master Portfolio
Net realized gains on investments.................................     405,029
Net change in unrealized depreciation on investments..............  (4,527,153)
                                                                   -----------
Net realized/unrealized loss allocated from Master Portfolio......  (4,122,124)
                                                                   -----------
Change in net assets resulting from operations.................... $(4,014,833)
                                                                   ===========

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund

 Statements of Changes in Net Assets

                                                       For the Six     For the
                                                       Months Ended  Period Ended
                                                         June 30,    December 31,
                                                           2001        2000 (a)
                                                       ------------  ------------
                                                       (Unaudited)
From Investment Activities:
Operations:
 Net investment income...............................  $   107,291   $    24,183
 Net realized gains on investments...................      405,029       (48,393)
 Net change in unrealized depreciation on
  investments........................................   (4,527,153)   (1,249,691)
                                                       -----------   -----------
Change in net assets resulting from operations.......   (4,014,833)   (1,273,901)
                                                       -----------   -----------
Distributions to Class A Shareholders:
 From net investment income..........................           --       (31,048)
Distributions to Class B Shareholders:
 From net investment income..........................           --        (1,952)
                                                       -----------   -----------
Change in net assets from shareholder distributions..           --       (33,000)
                                                       -----------   -----------
Capital Transactions:
 Proceeds from shares issued
  Class A............................................   51,712,590    14,979,900
  Class B............................................    4,436,624       972,884
  Class C............................................        1,000            --
 Cost of shares redeemed
  Class A............................................  (26,591,111)      (79,045)
  Class B............................................     (358,227)       (5,685)
                                                       -----------   -----------
Change in net assets from capital transactions.......   29,200,876    15,868,054
                                                       -----------   -----------
Change in net assets.................................   25,186,043    14,561,153
Net Assets:
 Beginning of period.................................   14,561,153            --
                                                       -----------   -----------
 End of period.......................................  $39,747,196   $14,561,153
                                                       ===========   ===========
Share Transactions:
 Issued
  Class A............................................    6,031,067     1,553,191
  Class B............................................      537,925       106,059
  Class C............................................          121            --
 Redeemed
  Class A............................................   (3,332,951)       (8,830)
  Class B............................................      (43,526)         (620)
                                                       -----------   -----------
Change in shares.....................................    3,192,636     1,649,800
                                                       ===========   ===========

---------
(a) For the period from September 11, 2000 (commencement of operations) through December 31, 2000.

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund

 Financial Highlights, Class A Shares

                                                 For the Six       For the
                                                 Months Ended    Period Ended
                                                   June 30,      December 31,
                                                     2001          2000 (a)
                                                 ------------    ------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period...........    $  8.83         $ 10.00
                                                   -------         -------
Investment Activities
 Net investment income.........................       0.02            0.02
 Net realized and unrealized loss on
  investments..................................      (0.63)          (1.17)
                                                   -------         -------
 Total from Investment Activities..............      (0.62)          (1.15)
                                                   -------         -------
Distributions
 Net investment income.........................         --           (0.02)
                                                   -------         -------
 Total Distributions...........................         --           (0.02)
                                                   -------         -------
Net Asset Value, End of Period.................    $  8.22         $  8.83
                                                   =======         =======
Total Return (excludes sales charge)*..........      (6.91)%(b)     (11.50)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)..............    $34,864         $13,632
Ratio of expenses to average net assets........       0.55%(c)        0.55%(c)
Ratio of net investment income to average net
 assets........................................       0.21%(c)        1.42%(c)
Ratio of expenses to average net assets without
 fee waivers**.................................       1.02%(c)        1.31%(c)
Ratio of net investment income to average net
 assets without fee waivers**..................       0.68%(c)        0.66%(c)
Portfolio turnover.............................       4.00%(d)       10.00%

---------
 * Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
(d) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio for the period ended June 30, 2001.

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund

 Financial Highlights, Class B Shares

                                                 For the Six      For the
                                                 Months Ended   Period Ended
                                                   June 30,     December 31,
                                                     2001         2000 (a)
                                                 ------------   ------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period............    $ 8.82         $10.00
                                                    ------         ------
Investment Activities
 Net investment income..........................      0.01           0.02
 Net realized and unrealized loss on
  investments...................................     (0.69)         (1.18)
                                                    ------         ------
 Total from Investment Activities...............     (0.68)         (1.16)
                                                    ------         ------
Distributions
 Net investment income..........................       --           (0.02)
                                                    ------         ------
 Total Distributions............................       --           (0.02)
                                                    ------         ------
Net Asset Value, End of Period..................    $ 8.14         $ 8.82
                                                    ======         ======
Total Return (excludes redemption charge)*......     (7.71)%(b)    (11.61)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...............    $4,882         $  929
Ratio of expenses to average net assets.........      1.30 %(c)      1.30%(c)
Ratio of net investment income to average net
 assets.........................................     (0.27)%(c)      1.92%(c)
Ratio of expenses to average net assets without
 fee waivers**..................................      1.51 %(c)      1.81%(c)
Ratio of net investment income to average net
 assets without fee waivers**...................     (0.05)%(c)      1.41%(c)
Portfolio turnover..............................      4.00 %(d)     10.00%

---------
 * Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
(d) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio for the period ended June 30, 2001.

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund

 Financial Highlights, Class C Shares

                                                                    For the
                                                                  Period Ended
                                                                    June 30,
                                                                    2001 (a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period............................     $8.34
                                                                     -----
Investment Activities
 Net investment income..........................................      0.03
 Net realized and unrealized loss on investments................     (0.20)
                                                                     -----
 Total from Investment Activities...............................     (0.17)
                                                                     -----
Net Asset Value, End of Period..................................     $8.17
                                                                     =====
Total Return (excludes redemption charge)*......................     (7.71)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...............................     $   1
Ratio of expenses to average net assets.........................      1.30 %(c)
Ratio of net investment income to average net assets............      0.02 %(c)
Ratio of expenses to average net assets without fee waivers**...      1.52 %(c)
Ratio of net investment income to average net assets without fee
 waivers**......................................................     (0.20)%(c)
Portfolio turnover..............................................      4.00 %(d)

---------
 * Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.
** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  For the period May 1, 2001 (commencement of operations) through June 30,
     2001.
(b)  Not annualized.
(c)  Annualized.
(d) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio for the period ended June 30, 2001.

              See accompanying notes to the financial statements.

BB&T FUNDS

                   Notes to Financial Statements (Unaudited)
                                 June 30, 2001

1. Organization:

  The Branch Banking & Trust Company ("BB&T") Equity Index Fund (the "Fund") commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds ("Trust"), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

  The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class A Shares are offered with a front-end sales charge. Class B Shares are offered subject to a contingent deferred sales charge which varies based on the length of time Class B Shares are held. The contingent deferred sales charges are as follows:

Years Since Purchase                                                     Percent
--------------------                                                     -------
 0-1....................................................................  5.00%
 1-2....................................................................  4.00%
 2-3....................................................................  3.00%
 3-4....................................................................  3.00%
 4-5....................................................................  2.00%
 5-6....................................................................  1.00%
 more than 6............................................................   None

  Class C Shares, prior to the first anniversary, are subject to a 1.00% contingent deferred sales charge at the time of redemption. Each class of shares has identical rights and privileges except with respect to the distribution fees borne by the Class A Shares, Class B Shares and Class C Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Fund may be made to customers of BB&T and its affiliates, to all accounts of correspondent banks of BB&T and to the general public.

2. Significant Accounting Policies:

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  (A) Security Valuation--The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 1.44% in the net assets of the Master Portfolio at June 30, 2001. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

  (B) Federal Income and Excise Taxes and Distributions to Shareholders-- Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

BB&T FUNDS

                                 June 30, 2001

    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

    Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses for the Fund are prorated to the Fund on the basis of relative net assets.

  (C) Securities Transactions and Income Recognition--The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly effected by the performance of the Master Portfolio.

3. Related Party Transactions:

  Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, LLC ("BB&T") exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. If BB&T assumes active management of the Fund prior to February 1, 2001, it will limit its investment advisory fee to an annual rate of 0.05% of average net assets so managed. Thereafter, the fee may be at 0.50% of average net assets under BB&T's investment advisory agreement with the Fund. For the period ended June 30, 2001, all of the Fund's assets were invested in the Master Portfolio and BB&T received no fees.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Fund are affiliated, serves the Fund as administrator and distributor. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. BISYS serves as administrator and transfer agent for the Fund which commenced operations on September 11, 2000 and charges 0.22% of the average daily net assets for these services. For the period ended June 30, 2001, BISYS has agreed to waive all of its fee for the Fund, the amount of such waiver was $37,535.

  The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50% for Class A Shares and 1.00% of the average daily net assets of the Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds BB&T, BISYS, and BISYS Ohio may voluntarily reduce or reimburse fees to assist the Funds in maintaining competitive expense ratios. Waived or absorbed fees totaled $77,030 for administration and distribution for the period ended June 30, 2001, respectively.

4. Change in Accounting Policy:

  In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

S&P 500 Index Master Portfolio                           Schedule of Investments
                                                       June 30, 2001 (Unaudited)

 Common Stocks (99.21%)

Security                                                 Shares       Value
--------                                               ---------- -------------

Advertising (0.30%)
Interpublic Group of Companies Inc.*..................     97,941 $   2,874,567
Omnicom Group Inc. ...................................     48,379     4,160,594
TMP Worldwide Inc.+*..................................     27,852     1,646,332
                                                                  -------------
                                                                      8,681,493
                                                                  -------------
Aerospace/Defense (1.21%)
Boeing Co. ...........................................    227,866    12,669,350
General Dynamics Corp. ...............................     52,488     4,084,091
Goodrich (B.F.) Co. ..................................     27,017     1,026,106
Lockheed Martin Corp. ................................    113,397     4,201,359
Northrop Grumman Corp. ...............................     22,291     1,785,509
Raytheon Co.+.........................................     92,881     2,465,991
United Technologies Corp. ............................    122,995     9,010,614
                                                                  -------------
                                                                     35,243,020
                                                                  -------------
Airlines (0.24%)
AMR Corp.+............................................     40,100     1,448,813
Delta Air Lines Inc. .................................     32,167     1,417,921
Southwest Airlines Co. ...............................    198,966     3,678,881
U.S. Airways Group Inc.+*.............................     17,482       424,813
                                                                  -------------
                                                                      6,970,428
                                                                  -------------
Apparel (0.18%)
Liz Claiborne Inc. ...................................     13,716       691,972
Nike Inc. "B".........................................     70,828     2,974,068
Reebok International Ltd.+*...........................     15,320       489,474
VF Corp. .............................................     29,202     1,062,369
                                                                  -------------
                                                                      5,217,883
                                                                  -------------
Auto Manufacturers (0.77%)
Ford Motor Company....................................    477,879    11,731,929
General Motors Corp. "A"..............................    143,244     9,217,751
Navistar International Corp.+.........................     15,557       437,618
PACCAR Inc. ..........................................     19,982     1,027,474
                                                                  -------------
                                                                     22,414,772
                                                                  -------------
Auto Parts & Equipment (0.23%)
Cooper Tire & Rubber Co. .............................     18,913       268,565
Dana Corp. ...........................................     38,635       901,741
Delphi Automotive Systems Corp. ......................    146,265     2,330,001
Goodyear Tire & Rubber Co. ...........................     41,489     1,161,692
TRW Inc. .............................................     32,628     1,337,748
Visteon Corp. ........................................     34,164       627,934
                                                                  -------------
                                                                      6,627,681
                                                                  -------------
Banks (6.78%)
AmSouth Bancorp.......................................     96,746     1,788,834
Bank of America Corp. ................................    418,667    25,132,580
Bank of New York Co. Inc. ............................    192,093     9,220,464
Bank One Corp. .......................................    304,355    10,895,909
BB&T Corp. ...........................................    106,394     3,904,660
Charter One Financial Inc. ...........................     53,955     1,721,165
Comerica Inc. ........................................     46,658     2,687,501
Fifth Third Bancorp...................................    150,337     9,027,737
First Union Corp. ....................................    256,266     8,953,934
FleetBoston Financial Corp. ..........................    282,898    11,160,326
Golden West Financial Corp. ..........................     41,399     2,659,472
Huntington Bancshares Inc. ...........................     65,592     1,072,429
JP Morgan Chase & Co. ................................    518,496    23,124,922
KeyCorp...............................................    110,861     2,887,929
Mellon Financial Corp. ...............................    124,665     5,734,590

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Banks, continued
National City Corp. ..................................    156,860 $   4,828,151
Northern Trust Corp. .................................     58,096     3,631,000
PNC Financial Services Group..........................     75,499     4,967,079
Regions Financial Corp. ..............................     59,452     1,902,464
SouthTrust Corp. .....................................     88,821     2,309,346
State Street Corp. ...................................     84,956     4,204,472
SunTrust Banks Inc. ..................................     76,281     4,941,483
Synovus Financial Corp. ..............................     75,779     2,377,945
U.S. Bancorp..........................................    497,747    11,343,654
Union Planters Corp. .................................     35,846     1,562,886
Wachovia Corp. .......................................     54,927     3,908,056
Washington Mutual Inc.*...............................    229,239     8,607,924
Wells Fargo & Company.................................    448,205    20,810,158
Zions Bancorp.........................................     24,100     1,421,900
                                                                  -------------
                                                                    196,788,970
                                                                  -------------
Beverages (2.09%)
Anheuser-Busch Companies Inc. ........................    234,402     9,657,362
Brown-Forman Corp. "B"................................     17,884     1,143,503
Coca-Cola Co. ........................................    649,708    29,236,860
Coca-Cola Enterprises Inc.*...........................    109,739     1,794,233
Coors (Adolf) Company "B".............................      9,718       487,649
Pepsi Bottling Group Inc. ............................     37,542     1,505,434
PepsiCo Inc. .........................................    382,411    16,902,566
                                                                  -------------
                                                                     60,727,607
                                                                  -------------
Biotechnology (0.73%)
Amgen Inc.+...........................................    272,493    16,534,875
Biogen Inc.+..........................................     38,750     2,106,450
Chiron Corp.+.........................................     49,618     2,530,518
                                                                  -------------
                                                                     21,171,843
                                                                  -------------
Building Materials (0.15%)
Masco Corp.*..........................................    120,136     2,998,595
Vulcan Materials Co. .................................     26,363     1,417,011
                                                                  -------------
                                                                      4,415,606
                                                                  -------------
Chemicals (1.20%)
Air Products & Chemicals Inc. ........................     59,545     2,724,184
Ashland Inc. .........................................     18,177       728,898
Dow Chemical Co. .....................................    234,396     7,793,667
Du Pont (E.I.) de Nemours*............................    272,376    13,139,418
Eastman Chemical Co. .................................     20,151       959,792
Engelhard Corp. ......................................     34,119       879,929
Great Lakes Chemical Corp.*...........................     13,132       405,122
Hercules Inc.*........................................     28,165       318,264
PPG Industries Inc.*..................................     43,949     2,310,399
Praxair Inc. .........................................     41,919     1,970,193
Rohm & Haas Co. "A"...................................     57,468     1,890,697
Sherwin-Williams Co. .................................     40,888       907,714
Sigma-Aldrich Corp. ..................................     19,789       764,251
                                                                  -------------
                                                                     34,792,528
                                                                  -------------
Commercial Services (0.85%)
Block (H & R) Inc. ...................................     23,889     1,542,035
Cendant Corp.+........................................    222,468     4,338,126
Concord EFS Inc.+*....................................     61,802     3,214,322
Convergys Corp.+......................................     44,635     1,350,209
Deluxe Corp. .........................................     18,437       532,829
Donnelley (R.R.) & Sons Co. ..........................     30,624       909,533
Ecolab Inc. ..........................................     33,295     1,364,096

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                       June 30, 2001 (Unaudited)

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Commercial Services, continued
Equifax Inc. .........................................     37,413 $   1,372,309
McKesson HBOC Inc. ...................................     74,358     2,760,169
Moody's Corp. ........................................     41,140     1,378,190
Paychex Inc. .........................................     97,498     3,899,920
Quintiles Transnational Corp.+*.......................     30,484       769,721
Robert Half International Inc.+.......................     45,785     1,139,589
                                                                  -------------
                                                                     24,571,048
                                                                  -------------
Computers (6.27%)
Apple Computer Inc.+..................................     91,139     2,118,982
Cisco Systems Inc.+...................................  1,911,575    34,790,665
Compaq Computer Corp. ................................    441,192     6,759,061
Computer Sciences Corp.+..............................     44,073     1,524,926
Dell Computer Corp.+..................................    679,386    17,765,944
Electronic Data Systems Corp. ........................    122,223     7,638,937
EMC Corp.+............................................    576,448    16,745,814
Gateway Inc.+.........................................     84,327     1,387,179
Hewlett-Packard Co. ..................................    507,403    14,511,726
International Business Machines Corp. ................    453,819    51,508,456
Lexmark International Group Inc. "A"+.................     33,532     2,255,027
NCR Corp.+............................................     25,229     1,185,763
Network Appliance Inc.+...............................     85,038     1,165,021
Palm Inc.+............................................    148,117       899,070
Sapient Corp.+*.......................................     32,073       312,712
Sun Microsystems Inc.+................................    850,638    13,372,029
Unisys Corp.+.........................................     82,709     1,216,649
Veritas Software Corp.+*..............................    103,774     6,904,084
                                                                  -------------
                                                                    182,062,045
                                                                  -------------
Cosmetics/Personal Care (1.72%)
Alberto-Culver Co. "B"*...............................     14,732       619,333
Avon Products Inc. ...................................     61,967     2,867,833
Colgate-Palmolive Co. ................................    146,576     8,646,518
Gillette Co. .........................................    275,387     7,983,469
International Flavors & Fragrances Inc. ..............     24,994       628,099
Kimberly-Clark Corp. .................................    139,053     7,773,063
Procter & Gamble Co. .................................    338,244    21,579,967
                                                                  -------------
                                                                     50,098,282
                                                                  -------------
Distribution/Wholesale (0.25%)
Costco Wholesale Corp.+...............................    117,493     4,826,612
Genuine Parts Co. ....................................     44,958     1,416,177
Grainger (W.W.) Inc. .................................     24,840     1,022,414
                                                                  -------------
                                                                      7,265,203
                                                                  -------------
Diversified Financial Services (6.73%)
American Express Co. .................................    345,532    13,406,642
Bear Stearns Companies Inc. ..........................     27,394     1,615,424
Capital One Financial Corp. ..........................     54,473     3,268,380
Citigroup Inc. .......................................  1,313,389    69,399,475
Countrywide Credit Industries Inc. ...................     30,908     1,418,059
Fannie Mae............................................    261,232    22,243,905
Franklin Resources Inc. ..............................     69,113     3,163,302
Freddie Mac...........................................    180,858    12,660,060
Household International Inc. .........................    121,134     8,079,638
Lehman Brothers Holdings Inc. ........................     64,355     5,003,601
MBNA Corp. ...........................................    222,497     7,331,276
Merrill Lynch & Co. Inc. .............................    219,228    12,989,259

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Diversified Financial Services, continued
Morgan Stanley Dean Witter & Co. .....................    290,663 $  18,669,284
Providian Financial Corp. ............................     74,600     4,416,320
Schwab (Charles) Corp. ...............................    362,018     5,538,875
Stilwell Financial Inc. ..............................     57,232     1,920,706
T Rowe Price Group Inc. ..............................     32,152     1,202,163
USA Education Inc. ...................................     42,563     3,107,099
                                                                  -------------
                                                                    195,433,468
                                                                  -------------
Electric (2.67%)
AES Corp.+............................................    139,003     5,984,079
Allegheny Energy Inc. ................................     32,573     1,571,647
Ameren Corp. .........................................     35,804     1,528,831
American Electric Power Inc. .........................     84,134     3,884,467
Calpine Corp.+........................................     77,981     2,947,682
Cinergy Corp. ........................................     41,565     1,452,697
CMS Energy Corp. .....................................     34,506       960,992
Consolidated Edison Inc.*.............................     55,399     2,204,880
Constellation Energy Group Inc. ......................     42,780     1,822,428
Dominion Resources Inc. ..............................     64,592     3,883,917
DTE Energy Co. .......................................     43,026     1,998,127
Duke Energy Corp. ....................................    201,600     7,864,416
Edison International..................................     85,102       948,887
Entergy Corp. ........................................     57,687     2,214,604
Exelon Corp. .........................................     83,738     5,369,281
FirstEnergy Corp. ....................................     58,550     1,882,968
FPL Group Inc. .......................................     45,913     2,764,422
GPU Inc.*.............................................     31,246     1,098,297
Mirant Corp.+.........................................     88,663     3,050,007
Niagara Mohawk Holdings Inc.+.........................     41,887       740,981
NiSource Inc. ........................................     53,972     1,475,055
PG&E Corp. ...........................................    101,120     1,132,544
Pinnacle West Capital Corp. ..........................     22,133     1,049,104
PPL Corp. ............................................     38,144     2,097,920
Progress Energy Inc. .................................     53,782     2,415,887
Public Service Enterprise Group Inc. .................     54,362     2,658,302
Reliant Energy Inc. ..................................     77,664     2,501,557
Southern Co.*.........................................    178,923     4,159,960
TXU Corporation.......................................     67,048     3,231,043
Xcel Energy Inc. .....................................     89,678     2,551,339
                                                                  -------------
                                                                     77,446,321
                                                                  -------------
Electrical Components & Equipment (0.34%)
American Power Conversion Corp.+......................     50,944       802,368
Emerson Electric Co. .................................    111,955     6,773,277
Molex Inc. ...........................................     51,057     1,865,112
Power-One Inc.+*......................................     20,585       342,534
                                                                  -------------
                                                                      9,783,291
                                                                  -------------
Electronics (0.68%)
Agilent Technologies Inc.+............................    119,346     3,878,745
Applera Corp.--Applied Biosystems Group...............     55,191     1,476,359
Jabil Circuit Inc.+...................................     49,990     1,542,691
Johnson Controls Inc. ................................     22,642     1,640,866
Millipore Corp. ......................................     12,295       762,044
Parker Hannifin Corp. ................................     30,501     1,294,462
PerkinElmer Inc. .....................................     26,356       725,581
Sanmina Corp.+........................................     83,492     1,954,548
Solectron Corp.+......................................    170,650     3,122,895
Symbol Technologies Inc. .............................     59,175     1,313,685

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                       June 30, 2001 (Unaudited)

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Electronics, continued
Tektronix Inc.+.......................................     24,459 $     664,062
Thermo Electron Corp.+................................     47,350     1,042,647
Thomas & Betts Corp. .................................     15,234       336,214
                                                                  -------------
                                                                     19,754,799
                                                                  -------------
Engineering & Construction (0.03%)
Fluor Corp. ..........................................     20,739       936,366
                                                                  -------------
                                                                        936,366
                                                                  -------------
Environmental Control (0.21%)
Allied Waste Industries Inc.+.........................     51,523       962,450
Waste Management Inc. ................................    163,335     5,033,985
                                                                  -------------
                                                                      5,996,435
                                                                  -------------
Food (2.14%)
Albertson's Inc. .....................................    105,829     3,173,812
Archer-Daniels-Midland Co. ...........................    165,087     2,146,131
Campbell Soup Co.*....................................    106,603     2,745,027
ConAgra Foods Inc. ...................................    140,289     2,779,125
General Mills Inc. ...................................     74,308     3,253,204
Heinz (H.J.) Co. .....................................     91,013     3,721,522
Hershey Foods Corp. ..................................     35,670     2,201,196
Kellogg Co. ..........................................    105,969     3,073,101
Kroger Co.+...........................................    211,792     5,294,800
Quaker Oats Co. ......................................     34,534     3,151,227
Ralston Purina Group..................................     80,940     2,429,819
Safeway Inc.+.........................................    132,023     6,337,104
Sara Lee Corp. .......................................    205,416     3,890,579
SUPERVALU Inc. .......................................     34,594       607,125
Sysco Corp. ..........................................    175,650     4,768,897
Unilever NV--NY Shares................................    149,318     8,894,873
Winn-Dixie Stores Inc. ...............................     36,719       959,467
Wrigley (William Jr.) Co. ............................     58,995     2,763,916
                                                                  -------------
                                                                     62,190,925
                                                                  -------------
Forest Products & Paper (0.49%)
Boise Cascade Corp. ..................................     15,025       528,429
Georgia-Pacific Corp. ................................     58,985     1,996,642
International Paper Co. ..............................    126,169     4,504,233
Louisiana-Pacific Corp. ..............................     27,212       319,197
Mead Corp. ...........................................     25,906       703,089
Potlatch Corp. .......................................      7,411       255,013
Temple-Inland Inc. ...................................     12,872       685,949
Westvaco Corp. .......................................     26,296       638,730
Weyerhaeuser Co. .....................................     56,241     3,091,568
Willamette Industries Inc. ...........................     28,633     1,417,333
                                                                  -------------
                                                                     14,140,183
                                                                  -------------
Gas (0.13%)
KeySpan Corp. ........................................     35,903     1,309,741
NICOR Inc. ...........................................     11,892       463,550
ONEOK Inc. ...........................................     15,548       306,296
Peoples Energy Corp. .................................      9,275       372,855
Sempra Energy.........................................     53,763     1,469,880
                                                                  -------------
                                                                      3,922,322
                                                                  -------------
Hand/Machine Tools (0.07%)
Black & Decker Corp. .................................     21,226       837,578
Snap-On Inc. .........................................     15,133       365,613
Stanley Works (The)...................................     22,248       931,524
                                                                  -------------
                                                                      2,134,715
                                                                  -------------

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Health Care (3.36%)
Aetna Inc.+...........................................     37,184 $     961,950
Bard (C.R.) Inc. .....................................     13,226       753,221
Bausch & Lomb Inc. ...................................     14,037       508,701
Baxter International Inc. ............................    154,738     7,582,162
Becton Dickinson & Co. ...............................     67,306     2,408,882
Biomet Inc. ..........................................     46,698     2,244,306
Boston Scientific Corp.+..............................    104,892     1,783,164
Guidant Corp.+........................................     80,191     2,886,876
HCA--The Healthcare Company...........................    140,408     6,345,038
Healthsouth Corp.+....................................    101,815     1,625,986
Humana Inc.+..........................................     44,427       437,606
Johnson & Johnson.....................................    790,906    39,545,300
Manor Care Inc.+......................................     26,849       852,456
Medtronic Inc. .......................................    315,673    14,524,115
St. Jude Medical Inc.+................................     22,370     1,342,200
Stryker Corp.*........................................     51,231     2,810,020
Tenet Healthcare Corp.+...............................     84,700     4,369,673
UnitedHealth Group Inc. ..............................     82,854     5,116,234
Wellpoint Health Networks Inc.+.......................     16,495     1,554,489
                                                                  -------------
                                                                     97,652,379
                                                                  -------------
Home Builders (0.05%)
Centex Corp. .........................................     15,535       633,051
KB HOME*..............................................     11,604       350,093
Pulte Corp.*..........................................     10,968       467,566
                                                                  -------------
                                                                      1,450,710
                                                                  -------------
Home Furnishings (0.10%)
Leggett & Platt Inc. .................................     51,298     1,130,095
Maytag Corp. .........................................     19,864       581,221
Whirlpool Corp. ......................................     17,442     1,090,125
                                                                  -------------
                                                                      2,801,441
                                                                  -------------
Household Products/Wares (0.25%)
American Greetings Corp. "A"..........................     16,574       182,314
Avery Dennison Corp. .................................     28,772     1,468,811
Clorox Co. ...........................................     61,731     2,089,594
Fortune Brands Inc. ..................................     39,901     1,530,602
Newell Rubbermaid Inc. ...............................     69,672     1,748,767
Tupperware Corp. .....................................     15,152       355,011
                                                                  -------------
                                                                      7,375,099
                                                                  -------------
Insurance (4.40%)
AFLAC Inc. ...........................................    137,328     4,324,459
Allstate Corp. .......................................    189,181     8,322,072
Ambac Financial Group Inc. ...........................     27,624     1,607,717
American General Corp. ...............................    130,394     6,056,801
American International Group Inc. ....................    608,833    52,359,638
AON Corp. ............................................     68,392     2,393,702
Chubb Corp. ..........................................     45,792     3,545,675
CIGNA Corp. ..........................................     39,069     3,743,592
Cincinnati Financial Corp. ...........................     42,017     1,659,671
Conseco Inc.+*........................................     88,190     1,203,793
Hancock (John) Financial Services Inc. ...............     80,400     3,236,904
Hartford Financial Services Group Inc. ...............     61,906     4,234,370
Jefferson-Pilot Corp. ................................     39,767     1,921,541
Lincoln National Corp. ...............................     49,079     2,539,838
Loews Corp. ..........................................     51,554     3,321,624
Marsh & McLennan Companies Inc. ......................     71,963     7,268,263
MBIA Inc. ............................................     38,735     2,156,765
MetLife Inc.*.........................................    195,816     6,066,380

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                       June 30, 2001 (Unaudited)

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Insurance, continued
MGIC Investment Corp. ................................     27,943 $   2,029,780
Progressive Corporation*..............................     19,287     2,607,410
SAFECO Corp.*.........................................     33,387       984,916
St. Paul Companies Inc. ..............................     55,990     2,838,133
Torchmark Corp. ......................................     32,755     1,317,079
UNUMProvident Corp. ..................................     63,061     2,025,519
                                                                  -------------
                                                                    127,765,642
                                                                  -------------
Iron/Steel (0.06%)
Allegheny Technologies Inc. ..........................     20,996       379,818
Nucor Corp.*..........................................     20,235       989,289
USX-U.S. Steel Group Inc. ............................     23,155       466,573
                                                                  -------------
                                                                      1,835,680
                                                                  -------------
Leisure Time (0.37%)
Brunswick Corp. ......................................     22,892       550,095
Carnival Corp. "A"*...................................    152,704     4,688,013
Harley-Davidson Inc.*.................................     79,016     3,720,073
Sabre Holdings Corp.+.................................     34,697     1,734,850
                                                                  -------------
                                                                     10,693,031
                                                                  -------------
Lodging (0.25%)
Harrah's Entertainment Inc.+*.........................     30,586     1,079,686
Hilton Hotels Corp. ..................................     96,328     1,117,405
Marriott International Inc. "A"*......................     63,694     3,015,274
Starwood Hotels & Resorts Worldwide Inc. .............     51,893     1,934,571
                                                                  -------------
                                                                      7,146,936
                                                                  -------------
Machinery (0.45%)
Caterpillar Inc.*.....................................     89,630     4,485,982
Cummins Engine Company Inc. ..........................     10,782       417,263
Deere & Co. ..........................................     61,293     2,319,940
Dover Corp. ..........................................     53,058     1,997,634
Ingersoll-Rand Co. ...................................     41,754     1,720,265
McDermott International Inc.+.........................     15,988       186,260
Rockwell International Corp. .........................     47,722     1,819,163
                                                                  -------------
                                                                     12,946,507
                                                                  -------------
Manufacturers (6.58%)
Cooper Industries Inc. ...............................     24,458       968,292
Crane Co. ............................................     15,562       482,422
Danaher Corp. ........................................     37,252     2,086,112
Eastman Kodak Co. ....................................     75,754     3,536,197
Eaton Corp. ..........................................     17,965     1,259,347
FMC Corp.+............................................      8,132       557,530
General Electric Co. .................................  2,594,421   126,478,024
Honeywell International Inc. .........................    211,381     7,396,221
Illinois Tool Works Inc. .............................     79,417     5,027,096
ITT Industries Inc. ..................................     23,004     1,017,927
Minnesota Mining & Manufacturing Co. .................    103,419    11,800,108
National Service Industries Inc. .....................     10,722       241,996
Pall Corp. ...........................................     32,034       753,760
Textron Inc. .........................................     36,802     2,025,582
Tyco International Ltd. ..............................    505,798    27,565,991
                                                                  -------------
                                                                    191,196,605
                                                                  -------------
Media (4.81%)
AOL Time Warner Inc.+.................................  1,157,191    61,331,123
Clear Channel Communications Inc.+....................    153,470     9,622,569

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Media, continued
Comcast Corp. "A"+*...................................    246,819 $  10,711,945
Dow Jones & Co. Inc. .................................     22,553     1,346,640
Gannett Co. Inc. .....................................     69,043     4,549,934
Knight Ridder Inc.*...................................     19,123     1,133,994
McGraw-Hill Companies Inc. ...........................     50,958     3,370,872
Meredith Corp. .......................................     13,021       466,282
New York Times Co. "A"................................     41,546     1,744,932
Tribune Co. ..........................................     77,938     3,118,299
Univision Communications Inc.+*.......................     54,444     2,329,114
Viacom Inc. "B"+......................................    464,971    24,062,249
Walt Disney Co. (The).................................    545,887    15,770,675
                                                                  -------------
                                                                    139,558,628
                                                                  -------------
Metal Fabricate/Hardware (0.02%)
Timken Co. ...........................................     15,717       266,246
Worthington Industries Inc. ..........................     22,321       303,566
                                                                  -------------
                                                                        569,812
                                                                  -------------
Mining (0.63%)
Alcan Aluminum Ltd. ..................................     83,398     3,504,384
Alcoa Inc. ...........................................    225,401     8,880,799
Barrick Gold Corp.*...................................    103,465     1,567,495
Freeport-McMoRan Copper & Gold Inc.+..................     37,642       415,944
Homestake Mining Company..............................     68,841       533,518
Inco Ltd.+*...........................................     47,516       820,126
Newmont Mining Corp.*.................................     51,059       950,208
Phelps Dodge Corp. ...................................     20,579       854,029
Placer Dome Inc. .....................................     85,587       838,753
                                                                  -------------
                                                                     18,365,256
                                                                  -------------
Office/Business Equipment (0.15%)
Pitney Bowes Inc. ....................................     64,454     2,714,802
Xerox Corp.*..........................................    181,306     1,735,098
                                                                  -------------
                                                                      4,449,900
                                                                  -------------
Oil & Gas Producers (6.07%)
Amerada Hess Corp.*...................................     23,284     1,881,347
Anadarko Petroleum Corp. .............................     65,430     3,535,183
Apache Corp. .........................................     32,782     1,663,687
Burlington Resources Inc. ............................     55,266     2,207,877
Chevron Corp.*........................................    167,504    15,159,112
Conoco Inc. "B".......................................    163,165     4,715,469
Devon Energy Corp. ...................................     33,771     1,772,978
EOG Resources Inc. ...................................     30,255     1,075,565
Exxon Mobil Corp. ....................................    901,049    78,706,630
Kerr-McGee Corp.*.....................................     24,731     1,638,923
Kinder Morgan Inc.*...................................     29,907     1,502,827
Nabors Industries Inc.+...............................     38,359     1,426,955
Noble Drilling Corp.+.................................     35,019     1,146,872
Occidental Petroleum Corp. ...........................     96,801     2,573,939
Phillips Petroleum Co.*...............................     66,812     3,808,284
Rowan Companies Inc.+.................................     24,664       545,074
Royal Dutch Petroleum Co.--NY Shares..................    560,016    32,632,132
Sunoco Inc. ..........................................     21,877       801,355
Texaco Inc. ..........................................    143,946     9,586,804
Tosco Corp. ..........................................     40,325     1,776,316
Transocean Sedco Forex Inc. ..........................     83,050     3,425,812

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                       June 30, 2001 (Unaudited)

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Oil & Gas Producers, continued
Unocal Corp. .........................................     63,561 $   2,170,608
USX-Marathon Group Inc. ..............................     80,625     2,379,244
                                                                  -------------
                                                                    176,132,993
                                                                  -------------
Oil & Gas Services (0.51%)
Baker Hughes Inc. ....................................     87,633     2,935,706
Halliburton Co. ......................................    112,077     3,989,941
Schlumberger Ltd. ....................................    149,703     7,881,863
                                                                  -------------
                                                                     14,807,510
                                                                  -------------
Packaging & Containers (0.08%)
Ball Corp. ...........................................      7,185       341,719
Bemis Co. ............................................     13,783       553,663
Pactiv Corp.+.........................................     41,478       555,805
Sealed Air Corp.+.....................................     21,871       814,695
                                                                  -------------
                                                                      2,265,882
                                                                  -------------
Pharmaceuticals (8.35%)
Abbott Laboratories...................................    404,578    19,423,790
Allergan Inc. ........................................     34,399     2,941,115
American Home Products Corp. .........................    343,333    20,064,381
Bristol-Myers Squibb Co. .............................    507,569    26,545,859
Cardinal Health Inc. .................................    116,481     8,037,189
Forest Laboratories Inc. "A"+.........................     46,030     3,268,130
King Pharmaceuticals Inc.+............................     44,777     2,406,764
Lilly (Eli) and Company...............................    293,575    21,724,550
MedImmune Inc.+.......................................     55,612     2,624,886
Merck & Co. Inc. .....................................    598,866    38,273,526
Pfizer Inc. ..........................................  1,648,849    66,036,402
Pharmacia Corporation.................................    339,763    15,612,110
Schering-Plough Corp. ................................    382,092    13,847,014
Watson Pharmaceuticals Inc.+*.........................     27,626     1,702,867
                                                                  -------------
                                                                    242,508,583
                                                                  -------------
Pipelines (0.85%)
Dynegy Inc. "A"*......................................     85,188     3,961,242
El Paso Corp. ........................................    133,005     6,988,083
Enron Corp. ..........................................    194,897     9,549,953
Williams Companies Inc. ..............................    126,578     4,170,745
                                                                  -------------
                                                                     24,670,023
                                                                  -------------
Retail (6.01%)
AutoZone Inc.+........................................     29,204     1,095,135
Bed Bath & Beyond Inc.+...............................     75,389     2,261,670
Best Buy Co. Inc.+....................................     54,673     3,472,829
Big Lots Inc.+........................................     29,561       404,394
Circuit City Stores Inc. .............................     54,305       977,490
CVS Corp. ............................................    102,759     3,966,497
Darden Restaurants Inc. ..............................     30,796       859,208
Dillards Inc. "A".....................................     22,203       339,040
Dollar General Corp. .................................     86,375     1,684,313
Federated Department Stores Inc.+.....................     51,656     2,195,380
Gap Inc. (The)........................................    224,537     6,511,573
Home Depot Inc. ......................................    609,566    28,375,297
Kmart Corp.+..........................................    127,946     1,467,541
Kohls Corp.+*.........................................     87,047     5,460,458
Limited Inc. .........................................    111,368     1,839,799
Longs Drug Stores Corp. ..............................      9,872       212,742
Lowe's Companies Inc. ................................    100,467     7,288,881
May Department Stores Co. ............................     78,033     2,673,411
McDonald's Corp. .....................................    337,759     9,139,759

 Common Stocks, continued

Security                                                 Shares       Value
--------                                               ---------- -------------

Retail, continued
Nordstrom Inc.*.......................................     34,923 $     647,822
Office Depot Inc.+....................................     77,712       806,651
Penney (J.C.) Company Inc. ...........................     68,729     1,811,696
RadioShack Corp. .....................................     48,398     1,476,139
Sears, Roebuck and Co. ...............................     85,831     3,631,510
Staples Inc.+.........................................    119,158     1,905,336
Starbucks Corp.+*.....................................     99,252     2,282,796
Target Corp. .........................................    234,809     8,124,391
Tiffany & Co. ........................................     38,106     1,380,199
TJX Companies Inc. ...................................     73,220     2,333,521
Toys R Us Inc.+.......................................     51,612     1,277,397
Tricon Global Restaurants Inc.+*......................     38,380     1,684,882
Walgreen Co. .........................................    265,861     9,079,153
Wal-Mart Stores Inc. .................................  1,167,779    56,987,615
Wendy's International Inc. ...........................     29,717       758,972
                                                                  -------------
                                                                    174,413,497
                                                                  -------------
Semiconductors (4.13%)
Advanced Micro Devices Inc.+..........................     89,839     2,594,550
Altera Corp.+.........................................    101,029     2,929,841
Analog Devices Inc.+..................................     93,963     4,063,900
Applied Materials Inc.+...............................    212,353    10,426,532
Applied Micro Circuits Corp.*.........................     78,532     1,350,750
Broadcom Corp. "A"+...................................     67,908     2,903,746
Conexant Systems Inc.+................................     64,496       577,239
Intel Corp. ..........................................  1,756,485    51,377,186
KLA-Tencor Corp.+*....................................     48,467     2,833,865
Linear Technology Corp. ..............................     83,071     3,673,400
LSI Logic Corp.+*.....................................     94,374     1,774,231
Maxim Integrated Products Inc.+.......................     85,778     3,792,245
Micron Technology Inc.+...............................    155,730     6,400,503
National Semiconductor Corp.+.........................     45,276     1,318,437
Novellus Systems Inc.+................................     37,254     2,115,655
QLogic Corp.+.........................................     24,098     1,553,116
Teradyne Inc.+........................................     45,539     1,507,341
Texas Instruments Inc. ...............................    453,427    14,282,951
Vitesse Semiconductor Corp.+*.........................     47,843     1,006,617
Xilinx Inc.+..........................................     86,853     3,581,818
                                                                  -------------
                                                                    120,063,923
                                                                  -------------
Software (6.21%)
Adobe Systems Inc. ...................................     62,425     2,933,975
Autodesk Inc. ........................................     14,097       525,818
Automatic Data Processing Inc. .......................    163,084     8,105,275
BMC Software Inc.+....................................     63,650     1,434,671
BroadVision Inc.+.....................................     71,430       357,150
Citrix Systems Inc.+*.................................     48,207     1,682,424
Computer Associates International Inc. ...............    150,496     5,417,856
Compuware Corp.+......................................     96,058     1,343,851
First Data Corp. .....................................    102,364     6,576,887
Fiserv Inc.+..........................................     32,487     2,078,518
IMS Health Inc. ......................................     76,944     2,192,904
Intuit Inc.+..........................................     54,466     2,178,095
Mercury Interactive Corp.+............................     21,592     1,293,361
Microsoft Corp.+......................................  1,405,724   102,617,852
Novell Inc.+..........................................     82,898       471,690
Oracle Corp.+.........................................  1,466,147    27,856,793
Parametric Technology Corp.+..........................     69,027       965,688
PeopleSoft Inc.+......................................     76,756     3,778,698

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio              Schedule of Investments--(continued)
                                                       June 30, 2001 (Unaudited)

 Common Stocks, continued


Security                                               Shares       Value
--------                                             ---------- -------------

Software, continued
Siebel Systems Inc.+................................    118,399 $   5,552,913
Yahoo! Inc.+*.......................................    148,065     2,959,819
                                                                -------------
                                                                  180,324,238
                                                                -------------
Telecommunication Equipment (1.64%)
ADC Telecommunications Inc.+*.......................    204,153     1,347,410
Andrew Corp.+.......................................     21,256       392,173
Avaya Inc.+.........................................     74,105     1,015,239
Comverse Technology Inc.+...........................     44,680     2,574,462
JDS Uniphase Corp.+.................................    343,808     4,297,600
Lucent Technologies Inc. ...........................    889,552     5,515,222
Motorola Inc. ......................................    573,626     9,499,247
Nortel Networks Corp. ..............................    832,174     7,514,531
QUALCOMM Inc.+......................................    197,781    11,566,233
Scientific-Atlanta Inc. ............................     42,557     1,727,814
Tellabs Inc.+.......................................    106,883     2,060,704
                                                                -------------
                                                                   47,510,635
                                                                -------------
Telecommunications (2.38%)
Cabletron Systems Inc.+.............................     49,303     1,126,574
Citizen Communications Co.+*........................     74,560       896,957
Corning Inc. .......................................    242,985     4,060,279
Global Crossing Ltd.+*..............................    231,513     2,000,272
Nextel Communications Inc. "A"+*....................    199,829     3,497,008
Qwest Communications International Inc. ............    433,863    13,827,214
Sprint Corp. (PCS Group)+*..........................    244,766     5,911,099
Verizon Communications Inc. ........................    706,383    37,791,491
                                                                -------------
                                                                   69,110,894
                                                                -------------
Telephone (3.33%)
Alltel Corp. .......................................     81,757     5,008,434
AT&T Corp. .........................................    901,155    19,825,410
BellSouth Corp. ....................................    489,506    19,712,407
CenturyTel Inc.*....................................     36,827     1,115,858
SBC Communications Inc. ............................    879,628    35,237,898
Sprint Corp. (FON Group)............................    231,519     4,945,246
WorldCom Inc.+......................................    754,319    10,711,330
                                                                -------------
                                                                   96,556,583
                                                                -------------
Textiles (0.07%)
Cintas Corp.*.......................................     44,127     2,040,874
                                                                -------------
                                                                    2,040,874
                                                                -------------
Tobacco (1.05%)
Philip Morris Companies Inc. .......................    574,489    29,155,317
UST Inc. ...........................................     42,611     1,229,753
                                                                -------------
                                                                   30,385,070
                                                                -------------
Toys/Games/Hobbies (0.10%)
Hasbro Inc. ........................................     45,068       651,233
Mattel Inc. ........................................    112,562     2,129,673
                                                                -------------
                                                                    2,780,906
                                                                -------------
Transportation (0.48%)
Burlington Northern Santa Fe Corp. .................    102,347     3,087,809
CSX Corp. ..........................................     55,744     2,020,163
FedEx Corp.+........................................     80,204     3,224,201
Norfolk Southern Corp. .............................    100,489     2,080,122
Union Pacific Corp. ................................     64,725     3,554,050
                                                                -------------
                                                                   13,966,345
                                                                -------------

 Common Stocks, continued

                                                     Shares or
Security                                            Face Amount     Value
--------                                            ----------- --------------

Trucking & Leasing (0.01%)
Ryder System Inc. .................................      15,792 $      309,523
                                                                --------------
                                                                       309,523
                                                                --------------
TOTAL COMMON STOCKS
 (Cost: $2,707,791,274)............................              2,880,442,339
                                                                --------------
 Short Term Instruments (3.91%)

Dreyfus Money Market Fund++........................ $41,692,416     41,692,416
Federal Home Loan Mortgage Corporation Discount
 Note 3.86%, 07/03/01++............................   6,685,522      6,685,522
Goldman Sachs Financial Square Prime Obligation
 Fund++............................................  22,168,179     22,168,179
Providian Temp Cash Money Market Fund++............  41,792,428     41,792,428
U.S. Treasury Bill 3.52%,** 09/27/01++.............   1,400,000      1,387,956
                                                                --------------
TOTAL SHORT TERM INSTRUMENTS
 (Cost: $113,726,739)..............................                113,726,501
                                                                --------------
 Repurchase Agreement (0.74%)
Investors Bank & Trust Tri-Party Repurchase
 Agreement, dated 06/29/01, due 07/02/01, with a
 maturity value of $21,420,109 and an effective
 yield of 3.70%....................................  21,413,506     21,413,506
                                                                --------------
TOTAL REPURCHASE AGREEMENT
 (Cost: $21,413,506)...........................................     21,413,506
                                                                --------------
TOTAL INVESTMENTS IN
 SECURITIES  -- 103.86%
 (Cost $2,842,931,519).........................................  3,015,582,346
Other Assets, Less Liabilities -- (3.86%)......................   (112,213,904)
                                                                --------------
NET ASSETS -- 100.00%.......................................... $2,903,368,442
                                                                ==============

---------
*    Denotes all or part of security on loan. See Note 4.
**   Yield to Maturity.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio

 Statement of Assets and Liabilities

                                                                  June 30, 2001

                                                                  (Unaudited)
Assets
Investments at cost............................................. $2,842,931,519
                                                                 --------------
Investments at market value (Note 1)+........................... $3,015,582,346
Cash............................................................            724
Receivables:
 Investment securities sold.....................................      1,111,121
 Dividends and interest.........................................      2,573,663
 Due from broker-- variation margin.............................         95,175
                                                                 --------------
 Total Assets...................................................  3,019,363,029
                                                                 --------------
Liabilities
Payables:
 Investment securities purchased................................      3,270,489
 Collateral for securities loaned (Note 4)......................    112,338,545
 Advisory fees (Note 2).........................................        385,553
                                                                 --------------
 Total Liabilities..............................................    115,994,587
                                                                 --------------
Net Assets...................................................... $2,903,368,442
                                                                 ==============

---------
+  Includes securities on loan with a market value of $108,650,593. See
   Note 4.
 Statement of Operations

                                         For the Six Months Ended June 30, 2001

                                                                  (Unaudited)
Net Investment Income
Dividends+.....................................................  $  17,792,428
Interest.......................................................        871,088
Securities lending income......................................         66,618
                                                                 -------------
 Total investment income.......................................     18,730,134
                                                                 -------------
Expenses (Note 2)
Advisory fees..................................................        738,193
                                                                 -------------
Total expenses.................................................        738,193
                                                                 -------------
Net investment income..........................................     17,991,941
                                                                 -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sale of investments.......................     53,207,201
Net realized loss on sale of futures contracts.................     (1,743,544)
Net change in unrealized appreciation (depreciation) of
 investments...................................................   (284,704,909)
Net change in unrealized appreciation (depreciation) of futures
 contracts.....................................................        154,737
                                                                 -------------
Net loss on investments........................................   (233,086,515)
                                                                 -------------
Net Decrease in Net Assets Resulting From Operations...........  $(215,094,574)
                                                                 =============

---------
+  Net of foreign withholding tax of $95,587.

              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio

 Statements of Changes in Net Assets

                                                For the           For the
                                            Six Months Ended    Year Ended
                                             June 30, 2001   December 31, 2000
                                            ---------------- -----------------
                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income.....................  $   17,991,941   $    47,775,321
 Net realized gain.........................      51,463,657       854,753,964
 Net change in unrealized appreciation
  (depreciation)...........................    (284,550,172)   (1,244,831,494)
                                             --------------   ---------------
Net decrease in net assets resulting from
 operations................................    (215,094,574)     (342,302,209)
                                             --------------   ---------------
Interestholder transactions:
 Contributions.............................     550,527,912     1,599,306,476
 Withdrawals...............................    (660,154,579)   (2,856,439,610)
                                             --------------   ---------------
Net decrease in net assets resulting from
 interestholder transactions...............    (109,626,667)   (1,257,133,134)
                                             --------------   ---------------
Decrease in net assets.....................    (324,721,241)   (1,599,435,343)
Net Assets:
 Beginning of period.......................   3,228,089,683     4,827,525,026
                                             --------------   ---------------
 End of period.............................  $2,903,368,442   $ 3,228,089,683
                                             ==============   ===============


              See accompanying notes to the financial statements.

S&P 500 Index Master Portfolio

                 Notes to the Financial Statements (Unaudited)
                                 June 30, 2001

1.Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

  These financial statements relate to the S&P 500 Index Master Portfolio (the "Master Portfolio").

  The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

  The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

  Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

  MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

  It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures Contracts

  The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or

S&P 500 Index Master Portfolio

                                 June 30, 2001

pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

  As of June 30, 2001, open futures contracts outstanding were as follows:

                                                         Notional       Net
                                     Futures Expiration  Contract    Unrealized
Number of Contracts                   Index     Date       Value    Depreciation
-------------------                  ------- ---------- ----------- ------------
81.................................. S&P 500  09/21/01  $24,941,925  $(568,363)

  The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $1,400,000.

Repurchase Agreements

  The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

  The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $21,843,847.

2.Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

  Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

  Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

  MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

  Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

  Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

S&P 500 Index Master Portfolio

                                 June 30, 2001


3.Investment Portfolio Transactions

  Investment transactions (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

            Purchases at cost............... $122,953,122
            Sales proceeds..................  176,817,818

  At June 30, 2001, the cost of investments for federal income tax purposes was $2,842,931,519. Net unrealized appreciation aggregated $172,650,827, of which $540,830,019 represented gross unrealized appreciation on securities and $368,179,192 represented gross unrealized depreciation on securities.

4.Portfolio Securities Loaned

  The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

  As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $108,650,593 and the value of the related collateral was $112,338,545.

5.Financial Highlights

  Financial highlights for the Master Portfolio were as follows:

                          Six Months     For the      For the      For the      For the      For the      For the
                             Ended      Year Ended  Period Ended  Year Ended   Year Ended   Year Ended   Year Ended
                         June 30, 2001 December 31, December 31, February 28, February 28, February 28, February 29,
                          (Unaudited)      2000        1999*         1999         1998         1997         1996
                         ------------- ------------ ------------ ------------ ------------ ------------ ------------
Ratio of expenses to
 average net assets+....     0.05 %        0.05 %       0.05%        0.05%        0.05%        0.05%        0.05%
Ratio of net investment
 income to average net
 assets+................     1.21 %        1.22 %       1.44%        1.61%        1.89%        2.31%        2.68%
Portfolio turnover
 rate...................        4 %          10 %          7%          11%           6%           4%           2%
Total return............     (6.71)%++    (9.19)%      19.82%++     19.65%       34.77%       25.97%       34.50%

---------
* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
+  Annualized for periods of less than one year.
++ Not annualized.

                                                                           08/01